CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	¥ 96,965	¥ 60,846
Shortterm investments	119,140	148,344
Accounts receivable, net	180,161	304,845
Receivables due from related parties	3,630	98
Prepayments and other current assets	42,612	16,319
Total current assets	442,508	530,452
Noncurrent assets:
Property and equipment, net	3,159	3,941
Intangible assets, net	808	471
Long-term investments	41,442	16,300
Operating lease right-of-use assets, net	13,818	27,365
Total noncurrent assets	59,227	48,077
Total assets	501,735	578,529
Current liabilities:
Accounts payable (including amounts of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the primary beneficiary of RMB 64.64 million and RMB 56.07 million as of December 31, 2020 and 2021, respectively)	56,266	64,641
Salary and welfare payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 32.75 million and RMB 37.63 million as of December 31, 2020 and 2021, respectively)	55,788	45,580
Taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 17.21 million and RMB 11.31 million as of December 31, 2020 and 2021, respectively)	12,836	18,824
Deferred revenue (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 18.85 million and RMB 28.86 million as of December 31, 2020 and 2021, respectively)	28,863	18,849
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 0.55 million and RMB 1.33 million as of December 31, 2020 and 2021, respectively)	1,328	548
Accrued liabilities and other payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 8.22 million and RMB 12.62 million as of December 31, 2020 and 2021, respectively)	17,501	13,560
Short-term bank loan (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of nil and RMB 5.0 million as of December 31, 2020 and 2021, respectively)	5,000
Operating lease liabilities(including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 15.13 million and RMB 16.30 million as of December 31, 2020 and 2021, respectively)	16,302	15,132
Total current liabilities	193,884	177,134
Non-current liabilities:
Operating lease liabilities(including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 12.43 million and RMB 0.59 million as of December 31, 2020 and 2021, respectively)	586	12,426
Total non-current liabilities	586	12,426
Total liabilities	194,470	189,560
Commitments and Contingencies (Note 18)
Shareholders' equity
Additional paid-in capital	2,049,448	2,040,693
Treasury stock (US$ 0.0001 par value; 15,557,593 shares and 16,201,618 shares as of December 31, 2020 and 2021, respectively)	(13,598)	(14,081)
Accumulated deficit	(1,728,152)	(1,638,581)
Accumulated other comprehensive loss	(8,987)	(7,897)
Total 36Kr Holdings Inc.'s shareholders' equity	299,405	380,821
Non-controlling interests	7,860	8,148
Total shareholders' equity	307,265	388,969
Total liabilities and shareholders' equity	501,735	578,529
Class A ordinary shares
Shareholders' equity
Ordinary shares	628	621
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 66	¥ 66